Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001137091
Document Type	8-K/A
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address, Address Line One	201 Mittel Drive
Entity Address, City or Town	Wood Dale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60191
City Area Code	(630)
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Due to a clerical error, an incorrect version of the press release issued by Power Solutions International, Inc. (the “Company” or “PSI”) on March 31, 2022 announcing the Company’s financial results for the fourth quarter and full year 2021 was furnished as Exhibit 99.1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission on such date (the “Original Filing”). A corrected copy of the press release is furnished as Exhibit 99.1 to this amended Current Report on Form 8-K and is incorporated herein by reference. The corrections relate solely to the section on the Company’s outlook. All other information in the Original Filing remains unchanged.